Property, Plant and Equipment, Net (Tables)	6 Months Ended
Mar. 31, 2024
Property, Plant and Equipment, Net [Abstract]
Schedule of Property, Plant and Equipment	Property, plant, and equipment as of March 31, 2024 and September 30, 2023 consisted of the following:
	March 31, 2024	September 30, 2023
Buildings	$2,944,016	$2,913,471
Machinery and equipment	9,785,992	9,631,702
Transportation vehicles	1,024,220	1,013,593
Office equipment	645,236	611,129
Total property, plant, and equipment, at cost	14,399,464	14,169,895
Less: accumulated depreciation	(9,260,222)	(8,814,898)
Property, plant, and equipment, net	$5,139,242	$5,354,997